Asbestos - AICF Contribution (Detail) $ in Millions, $ in Millions							3 Months Ended			12 Months Ended			48 Months Ended
	Jul. 03, 2017 USD ($)	Jul. 03, 2017 AUD ($)	Jul. 01, 2016 USD ($)	Jul. 01, 2016 AUD ($)	Jul. 01, 2015 USD ($)	Jul. 01, 2015 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Payment to fund										$ 102.2	$ 91.1	$ 62.8	$ 369.1	$ 456.8
Net cash provided by operating activities							$ 292.1	$ 260.4	$ 179.5	$ 295.0
AICF Funding [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Payment to fund	$ 102.2	$ 135.1	$ 91.1	$ 120.7	$ 62.8	$ 81.1
Net cash provided by operating activities							$ 292.1	$ 260.4	$ 179.5